Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost
Balance - Beginning of fiscal year	$ 17,075	$ 20,973
Balance - End of fiscal year	12,714	17,075
Accumulated depreciation
Balance - Beginning of fiscal year	(17,075)	(20,973)
Depreciation charge	5,220	7,946
Balance - End of fiscal year	(12,714)	(17,075)
Net book value
Net book value	12,714	17,075
Cost
Cost
Balance - Beginning of fiscal year	33,528	36,480
Additions	120	3,819
Modifications to and disposals of lease contracts	(3,162)	(6,701)
Exchange differences	129	(70)
Balance - End of fiscal year	30,615	33,528
Accumulated depreciation
Balance - Beginning of fiscal year	(33,528)	(36,480)
Modifications to and disposals of lease contracts	(3,162)	(6,701)
Exchange differences	129	(70)
Balance - End of fiscal year	(30,615)	(33,528)
Net book value
Net book value	30,615	33,528
Accumulated depreciation
Cost
Balance - Beginning of fiscal year	(16,453)	(15,507)
Modifications to and disposals of lease contracts	(3,830)	(6,935)
Exchange differences	58	(65)
Balance - End of fiscal year	(17,901)	(16,453)
Accumulated depreciation
Balance - Beginning of fiscal year	16,453	15,507
Depreciation charge	5,220	7,946
Modifications to and disposals of lease contracts	(3,830)	(6,935)
Exchange differences	58	(65)
Balance - End of fiscal year	17,901	16,453
Net book value
Net book value	$ (17,901)	$ (16,453)